Debt issued designated at fair value (Table)	6 Months Ended
Jun. 30, 2026
Disclosure Of Financial Liabilities [Line Items]
Debt issued designated at fair value
Debt Issued designated at Fair Value
USD m 30.6.26 31.12.25
Equity-linked
1
66,987 60,303
Rates-linked 27,374 26,324
Fixed-rate 12,451 12,478
Credit-linked 3,388 3,597
Commodity-linked 2,810 3,030
Other 1,486 1,812
Total debt issued designated at fair value
2
114,496 107,544
1 Includes investment fund unit-linked instruments issued.
2 As of 30 June 2026,
100 % of Total debt issued designated at fair value was unsecured (31 December 2025: 100%).